Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities, other securities investments, investments and other assets in affiliated companies and derivative financial instruments. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2015
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,284,557	1,936,070	348,487	—	2,284,557
Time deposits	149,321	—	149,321	—	149,321
Total finance receivables, net	14,437,459	—	—	14,656,825	14,656,825
Other receivables	420,708	—	—	420,708	420,708
Short-term borrowings	(5,048,188)	—	(5,044,376)	(3,812)	(5,048,188)
Long-term debt including the current portion	(13,910,240)	—	(12,589,871)	(1,568,144)	(14,158,015)

	Yen in millions
	March 31, 2016
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,939,428	2,023,744	915,684	—	2,939,428
Time deposits	1,032,034	—	1,032,034	—	1,032,034
Total finance receivables, net	13,525,997	—	—	13,597,910	13,597,910
Other receivables	451,406	—	—	451,406	451,406
Short-term borrowings	(4,698,134)	—	(4,698,134)	—	(4,698,134)
Long-term debt including the current portion	(13,573,517)	—	(11,882,343)	(1,900,953)	(13,783,296)